Available-for-Sale Investments	12 Months Ended
Dec. 31, 2011
Available-for-Sale Investments [Abstract]
Available-for-Sale Investments

4. AVAILABLE-FOR-SALE INVESTMENTS

Available-for-sale investments consist principally of open ended investment funds and RMB financial products issued by banks and major financial institutions.

The Group recorded realized gains/(losses) of US$47, US$(102) and US$29 for the years ended December 31, 2009, 2010 and 2011, respectively. There was no unrealized gain / (loss) recorded as of December 31, 2010 and 2011 since all such investments were disposed during the years.